Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
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Summary of Trade and Other Receivables

	2018	2017
	US$M	US$M
Trade receivables	1,857	1,855
Loans to equity accounted investments	13	644
Other receivables	1,406	1,140

Total	3,276	3,639

Comprising:
Current	3,096	2,836
Non-current	180	803